GOODWILL (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Goodwill [Line Items]
Balance at beginning of year	$ 65,787,020	$ 27,588,883
Goodwill acquired (note 3)	0	39,751,123
Translation adjustments	853,283	(1,552,986)
Balance at end of year	$ 66,640,303	$ 65,787,020